Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate Used for the Translation

Exchange rate used for the translation as follows:

	As of
	April 30, 2026	October 31, 2025
Period end US$: RMB exchange rate	6.8273	7.1169

	For the six months ended
	April 30
	2026	2025
Period average US$: RMB exchange rate	6.9555	7.2681

Schedule of Property and Equipment

Property and equipment are stated at historical cost net of accumulated depreciation. Repairs and maintenance are expensed as incurred. Property and equipment are depreciated on a straight-line basis over the following periods:

Office furniture	5 years
Motor Vehicle	4 years
Office equipment	2.5-5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives